Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical revenue		$ 723,996	$ 716,172	$ 767,023
Commercial revenue		481,900	507,015	555,504
Construction service revenue		350,264	198,417	250,112
Other revenue		2,480	4,541	2,514
Timing of revenue recognition		1,558,640	1,426,145	1,575,153
Total revenue		1,558,640	1,426,145	1,575,153
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Timing of revenue recognition		1,301,019	1,135,108	1,264,131
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Timing of revenue recognition		48,456	43,293	29,147
Revenues outside the scope of IFRS 15 and IAS 18
Disclosure of disaggregation of revenue from contracts with customers [line items]
Timing of revenue recognition	[1]	$ 209,165	$ 247,744	$ 281,875

[1]	IFRS 15 for the year ended December 31, 2019 and 2018 and IAS 18 for the year ended December 31, 2017.